S000055522 [Member] Expense Example - Multi-Asset Strategy Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,292
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,246
Expense Example, with Redemption, 10 Years	2,070
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	2,396
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,125
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,301
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,068